STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stock Options Warrants And Restricted Stock Units
STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS

NOTE 6 — STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS

Options

The Company does not have an Incentive Stock Plan in place.

Restricted Stock Units (“RSU”)

Transactions involving restricted stock units issued are summarized as follows:

Restricted share units as of December 31, 2023	1,357,308
Granted	—
Forfeited	—
Unvested restricted shares as of June 30, 2024	1,357,308

During the six months ended June 30, 2024, the Company granted 0 performance-based, restricted stock units.

As of June 30, 2024, stock-based compensation related to restricted stock awards of $0 remains unamortized.

Warrants

The Company issued warrants in 2024 and 2023 to employees, consultants, and in connection with debt issuances. Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are fully vested upon issuance, exercisable upon the completion of a qualified financing typically at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in that qualified financing. The Company issued 1,120,313 and 294,231 warrants for the six months ended June 30, 2024 and June 30, 2023 respectively in connection with debt issuances. In the six months ended June 30, 2024 and June 30, 2023, the issued warrants had an estimated fair value of $0 and $1,672, on the date of issuance, respectively.

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2023:	11,774,164
Issued	1,120,313
Exercised	—
Forfeited	—
Expired	—
Outstanding at June 30, 2024:	12,984,477

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2024

(Unaudited)

NOTE 9 — STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS

Options

On March 14, 2012, we adopted our 2011 Incentive Stock Plan (the “2011 Plan”), pursuant to which 500,000 shares of our Common Stock are reserved for issuance as awards to employees, directors, officers, consultants, and other service providers of our Company and its subsidiaries (an “Optionee”). The term of the 2011 Plan is ten years from January 6, 2012, its effective date. On December 29, 2023, by resolution, the Company’s Board of Directors formally terminated the 2011 Plan.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Restricted Stock Units (“RSU”)

Transactions involving restricted stock units issued are summarized as follows:

Restricted shares units issued as of December 31, 2021	1,357,308
Granted	—
Forfeited	—
Restricted shares units issued as of December 31, 2022	1,357,308
Granted	—
Forfeited	—
Total Restricted Shares Issued at December 31, 2023	1,357,308

During the years ended December 31, 2023 and December 31, 2022, the Company granted 0 performance-based, restricted stock units.

As of December 31, 2023, stock-based compensation related to restricted stock awards of $0 remains unamortized.

Warrants

The Company issued warrants in 2023 and 2022 to employees, consultants, and in connection with debt issuances. Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are fully vested upon issuance, exercisable upon the completion of a Qualified Financing typically at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing. The Company issued 527,731 and 4,210,960 warrants in 2023 and 2022 respectively. In the years ended December 31, 2023 and 2022, the issued warrants had an estimated fair value of $1,672 and $164,196, on the date of issuance, respectively.

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2021:	7,035,473
Issued	4,210,960
Exercised	—
Forfeited	—
Expired	—
Outstanding at December 31, 2022:	11,246,433
Issued	527,731
Exercised	—
Forfeited	—
Expired	—
Outstanding at December 31, 2023:	11,774,164